FAIR VALUE MEASUREMENTS	12 Months Ended
Oct. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
The authoritative guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market and assumptions that market participants would use when pricing the asset or liability.
Fair Value Hierarchy
The guidance establishes a fair value hierarchy that prioritizes inputs used in valuation techniques into three levels. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:
Level 1 — applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 — applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly, for the asset or liability such as: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in less active markets; or other inputs that can be derived principally from, or corroborated by, observable market data.
Level 3 — applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
Financial assets and liabilities measured at fair value on a recurring basis as of October 31, 2018 and 2017 were as follows:

	Fair Value Measurements as of October 31, 2018				Fair Value Measurements as of October 31, 2017
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(in millions)
Assets:
Short-term
Cash equivalents
Money market funds	$484	$484	$—	$—	$403	$403	$—	$—
Derivative instruments (foreign exchange contracts)	6	—	6	—	6	—	6	—
Long-term
Trading securities	13	13	—	—	13	13	—	—
Available-for-sale investments	17	17	—	—	34	34	—	—
Total assets measured at fair value	$520	$514	$6	$—	$456	$450	$6	$—
Liabilities:
Short-term
Derivative instruments (foreign exchange contracts)	$6	$—	$6	$—	$1	$—	$1	$—
Long-term
Deferred compensation liability	13	—	13	—	13	—	13	—
Total liabilities measured at fair value	$19	$—	$19	$—	$14	$—	$14	$—
Our money market funds, trading securities, and available-for-sale investments are generally valued using quoted market prices and therefore are classified within Level 1 of the fair value hierarchy. Our deferred compensation liability is classified as Level 2 because the inputs used in the calculations are observable, although the values are not directly based on quoted market prices. Our derivative financial instruments are classified within Level 2, as there is not an active market for each hedge contract, but the inputs used to calculate the value of the instruments are tied to active markets.
Trading securities (which are earmarked to pay the deferred compensation liability) and deferred compensation liability are reported at fair value, with gains or losses resulting from changes in fair value recognized currently in earnings. Investments designated as available-for-sale and certain derivative instruments are reported at fair value, with unrealized gains and losses, net of tax, included in accumulated other comprehensive income (loss). Realized gains and losses from the sale of these instruments are recorded in earnings.
Financial Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Assets measured at fair value on a non-recurring basis consisted of goodwill and intangible assets for our Ixia Solutions Group reporting unit. Refer to Note 10, "Goodwill and Other Intangible Assets" for more information.
Goodwill
Fair value assessments of the reporting unit and the reporting unit's net assets, which are performed for goodwill impairments tests, are considered Level 3 measurements due to the significance of unobservable inputs developed using company-specific information. We considered a market approach as well as an income approach using the discounted cash flow model to determine the fair value of the reporting unit.
Intangible Assets
We utilized an income approach for estimating the fair value of intangible assets. The future cash flows used in the analysis are based on internal cash flow projections based on our long-range plans and include significant assumptions by management. Accordingly, the fair value assessment of the long-lived asses is considered a Level 3 fair value measurement.